Comprehensive Loss	6 Months Ended
Jun. 30, 2011
Comprehensive Loss
Comprehensive Loss

Note 11. Comprehensive Loss

The Company's comprehensive loss for the three and six months ended June 30, 2011 and 2010 is summarized as follows (in thousands):

	Three Months Ended June 30,		Six Months Ended June 30,
	2011	2010	2011	2010
Net loss	$3,858	$6,546	$7,104	$18,435
Net unrealized loss/(gain) on investment securities	0	(13)	8	(20)

Comprehensive loss	$3,858	$6,533	$7,112	$18,415